Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
CSL Ltd.	10,494	$2,299,493
GPT Group (The)	72,996	253,875

		2,553,368

Austria — 0.2%
Verbund AG	7,820	550,499

Belgium — 4.9%
Elia Group SA/NV	6,310	715,552
Etablissements Franz Colruyt NV	20,724	1,239,998
Umicore SA	235,092	10,565,319

		12,520,869

Canada — 0.4%
Northland Power Inc.	30,954	1,063,170

Chile — 2.3%
Empresas CMPC SA	2,676,234	5,757,342

China — 9.6%
3SBio Inc.(a)(b)	132,000	130,766
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	263,000	344,141
Beijing Enterprises Water Group Ltd.	4,092,000	1,657,385
BYD Co. Ltd., Class A	39,600	1,036,047
BYD Co. Ltd., Class H	109,500	2,572,067
China Conch Venture Holdings Ltd.	105,000	498,420
China Education Group Holdings Ltd.	140,000	279,548
China Everbright Environment Group Ltd.	4,620,000	2,562,528
China Longyuan Power Group Corp. Ltd., Class H	1,421,000	1,195,088
China Medical System Holdings Ltd.	140,000	143,025
China Mengniu Dairy Co. Ltd.	414,000	2,093,363
Contemporary Amperex Technology Co. Ltd., Class A	9,600	354,240
CSPC Pharmaceutical Group Ltd.	603,520	589,313
Gotion High-tech Co. Ltd., Class A(b)	4,600	20,462
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	32,000	153,757
Koolearn Technology Holding Ltd.(a)(b)	26,500	108,017
LONGi Green Energy Technology Co. Ltd., Class A	33,300	347,679
NIO Inc., ADR(b)	103,956	5,252,897
Shimao Group Holdings Ltd.	825,000	3,075,459
Sino Biopharmaceutical Ltd.	469,000	471,874
Vinda International Holdings Ltd.	132,000	377,143
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	400	3,831
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	106,100	201,721
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	92,504	148,197
Xinyi Solar Holdings Ltd.	358,000	652,966
XPeng Inc., ADR(b)	3,696	217,177

		24,487,111

Denmark — 8.3%
Genmab A/S(b)	1,188	457,063
H Lundbeck A/S	10,758	329,958
Novo Nordisk A/S, Class B	86,724	5,849,427
Orsted A/S(a)	13,516	2,441,460
ROCKWOOL International A/S, Class B	2,112	773,863
Vestas Wind Systems A/S	54,738	11,220,300

		21,072,071

France — 5.5%
Alstom SA(b)	122,025	6,524,691
Covivio	6,744	552,601
Gecina SA	1,831	278,817

Security	Shares	Value

France (continued)
Ipsen SA	3,635	$351,551
Klepierre SA	51,639	1,142,755
Suez SA	275,122	5,310,041

		14,160,456

Germany — 2.1%
KION Group AG	25,146	1,938,331
Vonovia SE	49,038	3,371,733

		5,310,064

Hong Kong — 3.6%
Henderson Land Development Co. Ltd.	163,000	683,328
MTR Corp. Ltd.	179,500	973,618
Swire Properties Ltd.	92,800	283,099
WH Group Ltd.(a)	8,976,000	7,329,001

		9,269,046

India — 0.4%
Bandhan Bank Ltd.(a)(b)	24	119
Colgate-Palmolive India Ltd.	5,988	122,394
Godrej Consumer Products Ltd.	12,210	115,371
Hindustan Unilever Ltd.	20,526	592,640
Marico Ltd.	20,262	100,603
Nestle India Ltd.	726	175,372

		1,106,499

Indonesia — 0.0%
Unilever Indonesia Tbk PT	217,800	119,158

Ireland — 1.4%
Horizon Therapeutics PLC(b)	5,412	381,167
Kingspan Group PLC(b)	35,760	3,129,071

		3,510,238

Japan — 15.0%
Asahi Intecc Co. Ltd.	2,300	84,368
Central Japan Railway Co.	47,100	6,007,480
Chugai Pharmaceutical Co. Ltd.	18,900	914,233
Daiichi Sankyo Co. Ltd.	61,400	2,175,129
East Japan Railway Co.	161,100	10,023,657
Eisai Co. Ltd.	18,000	1,361,458
GLP J-REIT	150	227,140
Japan Real Estate Investment Corp.	66	343,054
Japan Retail Fund Investment Corp.	239	381,621
Kyowa Kirin Co. Ltd.	13,300	361,597
NH Foods Ltd.	104,600	4,468,885
Nippon Building Fund Inc.	66	365,207
Nippon Prologis REIT Inc.	82	257,540
Nisshin Seifun Group Inc.	79,200	1,288,923
Nissin Foods Holdings Co. Ltd.	12,900	1,066,392
Nomura Real Estate Master Fund Inc.	264	344,320
Ono Pharmaceutical Co. Ltd.	22,700	719,042
Shionogi & Co. Ltd.	14,500	777,737
Sysmex Corp.	5,600	586,986
Terumo Corp.	26,400	1,049,924
TOTO Ltd.	37,400	2,119,722
Toyo Suisan Kaisha Ltd.	31,300	1,539,861
Unicharm Corp.	35,900	1,743,099

		38,207,375

Malaysia — 0.1%
PPB Group Bhd	33,000	150,663

Mexico — 0.4%
Gruma SAB de CV, Class B	50,490	557,014

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	306,800	$487,982

		1,044,996

Norway — 0.6%
Mowi ASA	77,418	1,573,867

Saudi Arabia — 0.1%
Almarai Co. JSC	21,120	314,778

Singapore — 0.5%
CapitaLand Integrated Commercial Trust	376,940	545,842
City Developments Ltd.	74,600	434,336
Mapletree Commercial Trust	145,200	221,100
Suntec REIT	74,600	84,083

		1,285,361

South Korea — 1.5%
Samsung SDI Co. Ltd.	8,185	3,942,529

Sweden — 3.1%
Essity AB, Class B	143,286	4,556,796
Svenska Cellulosa AB SCA, Class B(b)	210,852	3,419,355

		7,976,151

Switzerland — 0.5%
Geberit AG, Registered	2,067	1,248,922

Taiwan — 1.5%
Standard Foods Corp.	70,000	153,250
Taiwan High Speed Rail Corp.	330,000	364,126
Uni-President Enterprises Corp.	1,452,000	3,311,288

		3,828,664

Thailand — 1.3%
B Grimm Power PCL, NVDR	257,400	416,945
BTS Group Holdings PCL, NVDR	1,438,800	485,149
Charoen Pokphand Foods PCL, NVDR	2,349,600	2,233,091
Global Power Synergy PCL, NVDR	118,800	275,891

		3,411,076

United Kingdom — 7.5%
Berkeley Group Holdings PLC	72,921	4,501,609
Johnson Matthey PLC	299,706	8,898,720
Pearson PLC	527,673	4,557,917
United Utilities Group PLC	95,412	1,146,927

		19,105,173

United States — 28.2%
ABIOMED Inc.(b)	1,090	298,769
Alexion Pharmaceuticals Inc.(b)	19,602	2,393,600
Alnylam Pharmaceuticals Inc.(b)	924	120,037
Amgen Inc.	35,310	7,840,232
Baxter International Inc.	31,152	2,369,733
BioMarin Pharmaceutical Inc.(b)	10,758	846,655
Boston Properties Inc.	16,856	1,654,585
Citrix Systems Inc.	17,028	2,110,110
Colgate-Palmolive Co.	44,682	3,826,566
DexCom Inc.(b)	2,310	738,461
Digital Realty Trust Inc.	24,684	3,326,169
Enphase Energy Inc.(b)	5,346	730,103

Security	Shares	Value

United States (continued)
Gilead Sciences Inc.	150,942	$9,157,651
Healthpeak Properties Inc.	51,810	1,495,237
Hormel Foods Corp.	43,362	2,045,819
Incyte Corp.(b)	10,428	881,583
Insulet Corp.(b)	1,320	340,177
Jazz Pharmaceuticals PLC(b)	6,600	928,686
Kimberly-Clark Corp.	59,334	8,265,820
Regeneron Pharmaceuticals Inc.(b)(c)	5,280	2,724,638
Sarepta Therapeutics Inc.(b)(c)	1,452	204,529
Seagen Inc.(b)	1,716	292,252
SolarEdge Technologies Inc.(b)	5,940	1,651,201
Sunrun Inc.(b)	11,088	710,519
Tesla Inc.(b)	20,854	11,836,730
Vertex Pharmaceuticals Inc.(b)	11,022	2,510,261
VMware Inc., Class A(b)	6,600	923,274
Xylem Inc./NY	18,882	1,812,106

		72,035,503

Total Common Stocks — 100.0% (Cost: $228,309,168)		255,604,949

Rights

Germany — 0.0%
KION Group AG (Expires 12/03/20)(b)	24,472	7,324

Total Rights — 0.0% (Cost: $0)		7,324

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	2,044,802	2,046,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	710,000	710,000

		2,756,029

Total Short-Term Investments — 1.1% (Cost: $2,756,108)		2,756,029

Total Investments in Securities — 101.1% (Cost: $231,065,276)		258,368,302

Other Assets, Less Liabilities — (1.1)%		(2,918,131)

Net Assets — 100.0%		$255,450,171

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Impact ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$798,117	$1,248,400	(a)	$—	$1,086	$(1,574)	$2,046,029	2,044,802	$1,441	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	670,000	40,000	(a)	—	—	—	710,000	710,000	67		—

					$1,086	$(1,574)	$2,756,029		$1,508		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	3	12/18/20	$305	$8,763
MSCI Emerging Markets E-Mini Index	1	12/18/20	60	125
S&P 500 E-Mini Index	1	12/18/20	181	819

				$9,707

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$255,604,949	$—	$—	$255,604,949
Rights	7,324	—	—	7,324
Money Market Funds	2,756,029	—	—	2,756,029

	$258,368,302	$—	$—	$258,368,302

Derivative financial instruments(a)
Assets
Futures Contracts	$9,707	$—	$—	$9,707

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

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